FAIR VALUE MEASUREMENTS (Details - Recurring basis to determine the fair value of the liability)	Sep. 30, 2024 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total Fair value	$ 16,270
Fair Value, Inputs, Level 1 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total Fair value	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total Fair value	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total Fair value	16,270
Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total Fair value	16,270
Warrant Liability [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total Fair value	0
Warrant Liability [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total Fair value	0
Warrant Liability [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total Fair value	16,270
Derivative Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total Fair value	0
Derivative Liability [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total Fair value	0
Derivative Liability [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total Fair value	0
Derivative Liability [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total Fair value	$ 0